Restructuring and Other Charges - Restructuring Charges By Statement of Operations Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of restructuring and related costs
Restructuring Charges	$ 11,872	$ 57,015	$ 15,241
Cost of sales - services
Schedule of restructuring and related costs
Restructuring Charges	601	27,107	6,226
Cost of sales - products
Schedule of restructuring and related costs
Restructuring Charges	1,398	1,256	(1,849)
Selling and administrative expense
Schedule of restructuring and related costs
Restructuring Charges	13	22,561	9,037
Research, development and engineering expense
Schedule of restructuring and related costs
Restructuring Charges	$ 9,860	$ 6,091	$ 1,827